Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000007949 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007949 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007949 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007949 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007949 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000007949 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000007949 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007949 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007950 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007950 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007950 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007950 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000007950 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000007950 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000007950 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007950 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000007953 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007953 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007953 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007953 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000007953 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000007953 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007953 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007953 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007954 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007954 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000007954 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000007954 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000007954 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000007954 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007954 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007954 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007955 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000007955 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007955 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000007955 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000007955 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007955 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007955 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007955 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007956 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000007956 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007956 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000007956 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000007956 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007956 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007956 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007956 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007957 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007957 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007957 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007957 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007957 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007957 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000007957 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007957 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007958 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007958 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007958 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007958 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000007958 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000007958 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000007958 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007958 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000007959 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000007959 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000007959 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000007959 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007959 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007959 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007959 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007959 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007960 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000007960 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000007960 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000007960 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000007960 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007960 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007960 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007960 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000007961 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007961 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C000007961 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007961 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007961 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007961 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007961 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000153132 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153132 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153132 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153132 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153132 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000153132 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000153132 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153132 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000153131 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000153131 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000153131 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000153131 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000153131 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000153131 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000153131 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000153131 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247740 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000247740 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000247740 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000247740 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000247740 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000247740 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247740 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000254940 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254940 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000254940 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000254940 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000254940 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000254940 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000254940 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254940 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000254941 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000254941 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000254941 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000254941 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000254941 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254941 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000254941 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254941 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000260433 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000260433 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000260433 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000260433 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000260433 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%